Note 9 Financial assets and liabilities held for trading (Details) - EUR (€)		Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets held for trading [Line Items]
Derivative financial assets held for trading	[1]	€ 28,672,000,000	€ 40,183,000,000
Equity instruments held		14,315,000,000	11,458,000,000
Debt instruments held for trading		25,116,000,000	23,970,000,000
Loans and receivables held for trading		37,421,000,000	32,647,000,000
Current financial assets at fair value through profit or loss, classified as held for trading		105,523,000,000	108,257,000,000
Disclosure of financial liabilities held for trading [Line Items]
Derivative financial liabilities held for trading	[1]	29,329,000,000	41,680,000,000
Short Positions Financial Liabilities Held For Trading		10,485,000,000	12,312,000,000
Deposits financial liabilities held for trading	[2]	43,048,000,000	32,496,000,000
Current financial liabilities at fair value through profit or loss, classified as held for trading		82,862,000,000	86,488,000,000
Issued by central banks [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading		1,082,000,000	1,011,000,000
Issued by public administrations [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading		21,299,000,000	19,942,000,000
Issued by credit institutions [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading		1,066,000,000	1,479,000,000
Other debt instruments [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading		1,669,000,000	1,538,000,000
Loans and advances to central banks [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and receivables held for trading		86,000,000	53,000,000
Loans and advances to central banks [Member] | Repurchase agreement [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and receivables held for trading		86,000,000	53,000,000
Loans and advances to credit institutions [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and receivables held for trading	[2]	28,831,000,000	20,499,000,000
Loans and advances to credit institutions [Member] | Repurchase agreement [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and receivables held for trading		28,824,000,000	20,491,000,000
Loans and advances to customers [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and receivables held for trading		8,504,000,000	12,095,000,000
Loans and advances to customers [Member] | Repurchase agreement [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and receivables held for trading		8,014,000,000	11,493,000,000
Central banks depostis [Member]
Disclosure of financial liabilities held for trading [Line Items]
Deposits financial liabilities held for trading		13,183,000,000	6,277,000,000
Central banks depostis [Member] | Repurchase agreement [Member]
Disclosure of financial liabilities held for trading [Line Items]
Deposits financial liabilities held for trading		13,183,000,000	6,277,000,000
Credit institutions deposits [Member]
Disclosure of financial liabilities held for trading [Line Items]
Deposits financial liabilities held for trading		18,497,000,000	16,558,000,000
Credit institutions deposits [Member] | Repurchase agreement [Member]
Disclosure of financial liabilities held for trading [Line Items]
Deposits financial liabilities held for trading		18,162,000,000	16,217,000,000
Customer deposits [Member]
Disclosure of financial liabilities held for trading [Line Items]
Deposits financial liabilities held for trading		11,368,000,000	9,660,000,000
Customer deposits [Member] | Repurchase agreement [Member]
Disclosure of financial liabilities held for trading [Line Items]
Deposits financial liabilities held for trading		€ 11,322,000,000	€ 9,616,000,000

[1]	(*) The variation corresponds mainly to derivatives evolution in BBVA S.A
[2]	(**) The variation corresponds mainly to the evolution of "Reverse repurchase agreement" of BBVA S.A., partially offset by the evolution of "Repurchase agreement"